UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2003



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P.O. Box 475 Barclays Court, Les Echelons, St Peter Port, Guernsey, GYI 6BA Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
11/06/2003


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 24
                                       ----

Form 13F Information Table Value Total: $786,990,226
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 09/30/03

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     14650    588600    Sole                 1      Sole    326900
                                                                                                           None    281700
America Movil                        ADR   US02364W1053     94609   4093843    Sole                 1      Sole   2623693
                                                                                                           None   1470150
Ashanti Goldfields                   GDR   US0437432026     81809   7828597    Sole                 1      Sole   6385916
                                                                                                           None   1442681
Check Point Software Tech Ltd        COM   IL0010824113     40991   2434159    Sole                 1      Sole   1497759
                                                                                                           None    936400
Coca-Cola Femsa                      ADR   US1912411089     43998   2075391    Sole                 1      Sole   1256191
                                                                                                           None    819200
Distribucion y Servicios D&S         ADR   US2547531069     17465   1028560    Sole                 1      Sole    689460
                                                                                                           None    339100
Embotelladora Andina           ADR Rep A   US29081P2048     10394   1249255    Sole                 1      Sole    900305
                                                                                                           None    348950
Embotelladora Andina           ADS Rep B   US29081P3038     27431   3273400    Sole                 1      Sole   2040500
                                                                                                           None   1232900
Femsa                                ADS   US3444191064     68700   1800794    Sole                 1      Sole   1147934
                                                                                                           None    703740
Grupo Aeroportuario Sureste          ADR   US40051E2028      6131    417054    Sole                 1      Sole    417054
Grupo Televisa SA                    ADR   US40049J2069     23645    646214    Sole                 1      Sole    376783
                                                                                                           None    269431
Kookmin Bank Spons                   ADR   US50049M1099      3934    119583    Sole                 1      Sole      1883
                                                                                                           None    117700
KT Corporation                       ADR   US48268K1016     27099   1359700    Sole                 1      Sole    902500
                                                                                                           None    457200
LanChile                             ADR   US5017231003      1735    157000    Sole                 1      Sole    157000
Lihir Gold Ltd                       ADR   US5323492067       488     21000    Sole                 1      Sole     21000
Matav                                ADS   US5597761098     32211   1723414    Sole                 1      Sole   1344614
                                                                                                           None    378800
Minera Buenaventura                  ADS   US2044481040     55229   1395380    Sole                 1      Sole    877702
                                                                                                           None    517678
Mobile Telesystems                   ADR   US6074091090     59525    809315    Sole                 1      Sole    631815
                                                                                                           None    177500
Orbotech Ltd                         COM   IL0010823388     35181   1714481    Sole                 1      Sole   1025110
                                                                                                           None    689371
Quilmes Industrial (New Preferred)   ADR   US74838Y2072     31397   2084799    Sole                 1      Sole   1233119
                                                                                                           None    851680
Quinenco                             ADS   US7487181031     14467   2075600    Sole                 1      Sole   1504100
                                                                                                           None    571500
Taiwan Semiconductor Co Ltd          ADR   US8740391003     12078   1115252    Sole                 1      Sole    490688
                                                                                                           None    624564
Telefonos de Mexico               ADS (L)  US8794037809     75688   2477513    Sole                 1      Sole   1576613
                                                                                                           None    900900
Wimm-Bill-Dann Foods                 ADR   US97263M1099      8135    423240    Sole                 1      Sole    423240

                                             Total   $786,990,226


*  Total FMV of all shares for which Genesis has investment  discretion  including  those shares for which  it  may  not have voting authority.


REPORT SUMMARY             24 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
